INVENTORIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
INVENTORIES
Raw materials	¥ 5,299,211		¥ 3,342,833
Work-in-progress	2,124,282		1,949,539
Finished goods	7,061,335		7,217,050
Total	14,484,828		12,509,422		$ 2,071,303
Inventory provision	3,367,000	$ 481,461	3,315,227	¥ 2,859,081
Inventories with net book value	¥ 487,000		¥ 2,600,000